Borrowings	6 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Borrowings

Note 21 Borrowings

	December 31, 2022			Restated June 30, 2022			Restated June 30, 2021
(in U.S. dollars)	Current	Non-Current	Total	Current	Non-Current	Total	Current	Non-Current	Total
Secured
Bank loans (i)	$971,159	$34,066,811	$35,037,970	$896,081	$34,851,775	$35,747,856	$83,228	$3,978,321	$4,061,549
Total secured borrowings	971,159	34,066,811	35,037,970	896,081	34,851,775	35,747,856	83,228	3,978,321	4,061,549

Unsecured
Other loans (ii)	114,155	1,010,777	$1,124,932	119,970	1,095,502	$1,215,472	124,767	515,923	640,690
Total unsecured borrowings	114,155	1,010,777	1,124,932	119,970	1,095,502	1,215,472	124,767	515,923	640,690
Total borrowings	$1,085,314	$35,077,588	$36,162,902	$1,016,051	$35,947,277	$36,963,328	$207,995	$4,494,244	$4,702,239

(i) Secured liabilities and assets pledged as security

(a)
On December 1, 2017, the Group purchased freehold land and buildings at 177 Bluewater Road, Bedford Canada for CAD$1,225,195 and from where the BTS business now operates. The Group entered into a loan facility of CAD $2,680,000 to purchase the land and buildings secured by a first mortgage over the property. At December 31, 2022, the facility had been fully drawn down. The total liability at December 31, 2022, is $1,873,764 (CAD $2,538,952). The facility is repayable in monthly instalments ending September 15, 2044. The carrying amount of this asset at December 31, 2022 and June 30, 2021 was $3,160,854 and $3,371,218, respectively.
(b)
On May 28, 2021, the Group purchased commercial land and buildings in Nova Scotia, Canada for CAD$3,550,000 from which the Cathode business operates. The Group entered into a loan facility to purchase the land and buildings. The total available under the facility is CAD $4,985,000 and it has been drawn down to CAD$4,923,000 as at December 31, 2022. The total liability at December 31, 2022 is $3,619, 600 (CAD $4,904,560).

The full facility is repayable in monthly instalments, commencing December 2022 and ending in November 2047.

The Group’s freehold land and buildings at 110 Simmonds Drive, Dartmouth, Canada are pledged as collateral against the bank loan. The carrying amount of this asset at December 31, 2022, and June 30, 2022 was $3,754,397 and $3,919,356, respectively.

(c)
On January 24, 2022, the Group entered into a loan facility to purchase equipment. The total amount available under the facility was CAD $2,300,000. At December 31, 2022 the facility had been drawn down to CAD $500,000 and CAD $1,800,000 remains to be disbursed. The total liability at December 31, 2022 was $369,004 (CAD $500,000).

The facility is repayable in monthly instalments, commencing in December 2023 and ending in November 2033. Equipment being purchased with the loan funds are pledged as collateral against the loan.

(d)
On July 28, 2021, the Group purchased commercial land and buildings in Chattanooga, USA for $42,600,000 to expand the NAM business. The Group entered into a loan facility with PNC Real Estate for $30,100,000 to purchase the land and buildings. The loan has been fully drawn down at December 31, 2022. The total liability at December 31, 2022, is $29,175,603. The facility is repayable in monthly instalments, which commenced in September 2021 and ending in August 2031. The land and buildings at 1029 West 19th Street, Chattanooga, USA have been pledged as security for the loan, the carrying amount of which is $40,230,812.

Loan covenants

This loan imposes certain covenants to ensure that the following financial ratios are met:

•
net assets of $30.1 million to be maintained (exclusive of the land and buildings secured by this loan and minimum liquidity of $3.1 million)
•
a debt service coverage ratio of 1.2 to 1 is to be maintained.

Compliance with loan covenants

NOVONIX Limited has complied with the financial covenants of its borrowing facilities during both the six-months ended December 31, 2022, and the twelve-months ended June 30, 2022.

(ii) Other loans

ACOA Loans

In December 2017, the group entered into a contribution agreement with Atlantic Canada Opportunities Agency ("ACOA"), for CAD$500,000. At December 31, 2022, CAD$450,000 of the facility has been drawn down. The funding was to assist with expanding the market to reach new customers through marketing and product improvements. The facility is repayable in monthly instalments which commenced in September 2019 and ending in December 2025.

In October 2018, the group entered into another contribution agreement with ACOA, for CAD$500,000. At December 31, 2022, CAD$500,000 of the facility has been drawn down. The funding was to assist in establishing a battery cell manufacturing facility. The facility is repayable in monthly instalments which commenced in April 2020 and ending in March 2026.

In July 2021, the group entered into a further contribution agreement with ACOA, for CAD$250,000. At December 31, 2022, the facility has been fully drawn down. The funding was to assist in expanding the BTS operations. The facility is repayable in monthly instalments commencing in January 2024 and ending in December 2026.

In December 2021, the group entered into a further contribution agreement with ACOA for CAD$1,000,000. At December 31, 2022, it has been drawn down to CAD $900,000. The funding will be used to will assist with purchasing equipment for the cathode pilot line and expansion of cell making capabilities. The facility is repayable in monthly instalments commencing in January 2025 and ending in December 2036.

Fair value

For all borrowings, other than the ACOA loan noted at (ii) above, the fair values are not materially different to their carrying amounts, since the interest payable on those borrowings is either close to current market rates or the borrowings are of a short-term nature.

The ACOA loans are interest free. The initial fair value of the ACOA loans were determined using a market interest rate for equivalent borrowings at the issue date. This resulted in a day one gain of $100,152 in FY2018 (December 2017 loan), a day one gain of $114,106 in FY2019 (October 2018 loan) and a day one gain of $219,557 in the twelve months ended June 30, 2022.